Simplify Risk Parity Treasury ETF
Schedule of Investments
September 30, 2022 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 71.7%
U.S. Treasury Bill, 2.97%, 1/5/2023(a)
(Cost $27,782,837) .......................................................... $ 28,000,000 $ 27,764,527
Shares
Money Market Funds – 17.6%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 2.48%(b)
(Cost $6,829,067) ........................................................... 6,829,067 6,829,067
Total Investments – 89.3%
(Cost $34,611,904) .......................................................................... $ 34,593,594
Other Assets in Excess of Liabilities – 10.7% ........................................................ 4,127,428
Net Assets – 100.0% .......................................................................... $ 38,721,022
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Rate shown reflects the 7-day yield as of September 30, 2022.
At September 30, 2022, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
U.S. Treasury 10 Year Note ........................ 1,111 $ 124,501,437 12/20/22 $ (5,789,620)
Summary of Investment Type
Industry
% of Net
Assets
U.S. Treasury Bills ................................................................................ 71.7%
Money Market Funds ............................................................................. 17.6%
Total Investments ................................................................................ 89.3%
Other Assets in Excess of Liabilities .................................................................. 10.7%
Net Assets ..................................................................................... 100.0%